PARENT ONLY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
PARENT ONLY INFORMATION
Condensed Balance Sheets

	December 31,
	2017	2018
ASSETS
Current assets
Cash and cash equivalents	$1,471	$311
Prepaid expenses and other current assets	452	168
Amounts due from subsidiaries and VIEs	171,148	166,636
TOTAL ASSETS	$173,071	$167,115

LIABILITIES AND EQUITY / (DEFICIT)

Current Liabilities
Convertible promissory notes	—	51,922
Accrued expenses and other current liabilities	3,350	1,880
Deficit of investment in subsidiaries and VIEs	114,251	121,113
TOTAL LIABILITIES	$117,601	$174,915

EQUITY / (DEFICIT)
Ordinary shares	$11	$11
Additional paid-in capital	238,851	239,269
Treasury shares, at cost	(23,907)	(27,261)
Accumulated deficit	(159,286)	(218,887)
Accumulated other comprehensive loss	(199)	(932)
TOTAL EQUITY / (DEFICIT)	55,470	(7,800)
TOTAL LIABILITIES AND EQUITY / (DEFICIT)	$173,071	$167,115

Condensed Statements of Comprehensive Income

	Year ended December 31
	2016	2017	2018
General and administrative	4,385	2,246	1,145
Operating loss	(4,385)	(2,246)	(1,145)
Share of loss from subsidiaries and VIEs	(4,692)	(7,407)	(35,665)
Interest income	354	105	—
Change in fair value of convertible promissory notes	—	—	(22,791)
Loss before income taxes	(8,723)	(9,548)	(59,601)
Income tax expense	—	—	—
Net loss	(8,723)	(9,548)	(59,601)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(270)	380	(733)
Total comprehensive loss	$(8,993)	$(9,168)	$(60,334)

Condensed Statements of Cash Flows

	Year ended December 31,
	2016	2017	2018

Net loss	(8,723)	(9,548)	(59,601)
Share of loss from subsidiaries and VIEs	4,692	7,407	35,665
Change in fair value of convertible promissory notes	—	—	22,791
Prepaid expenses and other current assets	(344)	112	283
Accrued expenses and other current liabilities	1,267	(126)	(1,469)
Net cash used in operating activities	$(3,108)	$(2,155)	$(2,331)
Changes in amounts due from subsidiaries and VIEs	(51,037)	(23,883)	4,512
Net cash (used in) / provided by investing activities	$(51,037)	$(23,883)	$4,512
Proceeds from private placement and option exercised	75,445	37	13
Repurchase of ordinary shares	(810)	(3,101)	(3,354)
Net cash provided by / (used in) financing activities	$74,635	$(3,064)	$(3,341)
Net increase/ (decrease) in cash and cash equivalents	20,490	(29,102)	(1,160)
Cash and cash equivalents at beginning of the year	10,083	30,573	1,471
Cash and cash equivalents at end of the year	30,573	1,471	311